UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ]  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period
_____________ to _____________

Date of Report (Date of earliest event reported)  ______________________

Commission File Number of securitizer: ______________________

 Central Index Key Number of securitizer: ______________________

___________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001257102

Citigroup Mortgage Loan Trust 2018-RP2

 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Ryan O’Connor, Citigroup Mortgage Loan Trust Inc., (212) 816-1273
R.J. Carlson, Sidley Austin LLP, (212) 839-6730

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by
the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

EXHIBIT INDEX

Exhibit 99.1	AMC Diligence, LLC (“AMC”) & JCIII & Associates, Inc. (“JCIII”) Description of Services Narrative
Exhibit 99.2	JCIII Compliance Summary
Exhibit 99.3	JCIII Exception Report
Exhibit 99.4	JCIII Itemized Report
Exhibit 99.5	AMC Servicing Comment Review
Exhibit 99.6	AMC Pay History Review
Exhibit 99.7	AMC Data Compare
Exhibit 99.8	AMC Exceptions Standard Report
Exhibit 99.9	AMC Loan Level Exception Report
Exhibit 99.10	AMC and JCIII Cross Reference To Loan Tape Identification Numbers
Exhibit 99.11	Meridian Asset Services, LLC (“Meridian”) Narrative
Exhibit 99.12	Meridian Title Diligence Report
Exhibit 99.13	Meridian Cross Reference To Loan Tape Identification Numbers

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 4, 2018

CITIGROUP MORTGAGE LOAN TRUST INC. (Depositor)

By: /s/ Susan Mills
Name: Susan Mills Title: Vice President (Senior officer in charge of securitization of the Depositor)